Debt (Details Narrative)							3 Months Ended		9 Months Ended
	Aug. 02, 2024 USD ($) shares	Jul. 18, 2024 USD ($) shares	Jun. 28, 2024 USD ($) Integer $ / shares shares	May 24, 2024 USD ($)	Apr. 18, 2024 USD ($)	May 02, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Integer $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Aug. 31, 2022 USD ($)
Short-Term Debt [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.001				$ 0.001		$ 0.001			$ 0.001
Repayments on short-term loan									$ 13,500,000	$ (0)
Other income (expense), net							$ (72,000)	$ 45,000	(864,000)	50,000
Accrued interest due to related parties							1,100,000		1,100,000		$ 400,000
Loss on extinguishment of revolving credit facility							$ 0	0	$ 788,000	$ 0
Effective interest rate of the average outstanding balance									36.10%	58.70%
Amortization of original issuance costs									8.30%	27.30%
2025 Notes [Member]
Short-Term Debt [Line Items]
Stated interest rate of debt issued							90.80%		90.80%
Debt instrument, repurchase amount							$ 146,900,000		$ 146,900,000
2025 Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Stated interest rate of debt issued			3.25%				3.25%		3.25%
Number of securities called by warrants or rights (in shares) | shares	100,000	200,000
Amortization of debt discount							$ 138,000	$ 207,000	$ 550,000	$ 621,000
Principal							$ 106,824,000		$ 106,824,000			$ 161,898,000
Conversion price (in dollars per share) | $ / shares							$ 126.12		$ 126.12
Threshold percentage of stock price trigger									130.00%
Threshold of trading days | Integer									20
Threshold of consecutive trading days | Integer									30
Aggregate percentage of holders to declare notes due and payable in default event									25.00%
Percentage of principal and accrued interest that may be called in default event									100.00%
Percentage of principal and accrued interest that may be called in event of bankruptcy, insolvency or reorganization									100.00%
Trading day threshold									5 days
Stock price trigger (in dollars per share) | $ / shares									$ 105.10
Make-whole payment term									3 years
Interest make-whole payment discount rate							1.00%		1.00%
Repurchased face amount				$ 3,000,000
Redemption price as a percentage of principal amount				55.00%
Debt instrument, repurchase amount				$ 1,700,000
TDR transaction amount				$ 1,300,000
Debt aggregate face amount	$ 1,500,000	$ 4,700,000	$ 3,000,000
Redemption of principal			45.00%
Other income (expense), net							$ 1,000,000		$ 1,000,000
Number of shares issued (in shares) | shares	100,000	300,000
Interest rate during period							4.17%	4.23%	4.17%	4.27%
Contractual interest expense							$ 879,000	$ 1,315,000	$ 3,499,000	$ 3,946,000
Loan Warrants [Member]
Short-Term Debt [Line Items]
Number of securities called by warrants or rights (in shares) | shares			550,000
Highbridge Capital Management L L C [Member] | 2025 Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt aggregate face amount			$ 45,900,000
Redemption of principal			30.00%
Other income (expense), net									13,400,000
Related Party [Member] | Participation Interests [Member]
Short-Term Debt [Line Items]
Collateral amount			$ 3,000,000.0
Related Party [Member] | Participation Interests [Member] | Philip Brace [Member]
Short-Term Debt [Line Items]
Collateral amount			1,000,000.0
Related Party [Member] | Participation Interests [Member] | North Sound Ventures L P [Member]
Short-Term Debt [Line Items]
Collateral amount			2,000,000.0
Affiliated Entity [Member]
Short-Term Debt [Line Items]
Contractual interest expense							700,000	700,000	2,000,000	2,000,000
Affiliated Entity [Member] | 2025 Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal							80,400,000		80,400,000
Short Term Loan Agreement [Member]
Short-Term Debt [Line Items]
Termination fee			$ 200,000
Line of Credit [Member] | Short Term Loan Agreement [Member]
Short-Term Debt [Line Items]
Number of subsidiaries | Integer			2
Stated interest rate of debt issued			12.00%
Exit fee percentage			4.00%
Maximum borrowing capacity			$ 19,500,000
Effective interest rate			5.00%
Repayments on short-term loan							13,500,000
Short term borrowings, gross							6,000,000		6,000,000
Amortization of debt discount							3,300,000
Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Maximum borrowing capacity													$ 50,000,000
Debt aggregate face amount						$ 4,000,000
Contractual interest expense							$ 0	$ 587,000	$ 312,000	$ 810,000
Minimum draw						8,500,000							$ 4,500,000
Line of credit increase						$ 4,000,000
Repayments of line of credit					$ 3,000,000
Revolving Credit Facility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Commitment fee rate						7.50%
Revolving Credit Facility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Commitment fee rate						12.50%
Revolving Credit Facility [Member] | South Ocean Funding L L C And North Sound Ventures L P [Member]
Short-Term Debt [Line Items]
Debt aggregate face amount					$ 400,000